6. Property and Equipment	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property And Equipment
6. Property and equipment

The Company acquired property and equipment with a historical cost value of $7,331,655 in the Sulfatos Acquisition in March 2012. See Note 3 - Sulfatos Acquisition. The following table sets forth our property and equipment at the dates indicated. These assets, with the exception of land which is not depreciable, are being depreciated over their remaining useful lives. The Company recognized depreciation expense of $88,139 and $205,265 for the three and nine months ended September 30, 2013 respectively, $25,894 for the three months ended September 30, 2012, $57,821 from inception (January 26, 2012) to September 30, 2012, and $290,977 for the period from inception to September 30, 2013.

	September 30, 2013	December 31, 2012

Buildings	$172,949	$164,726
Furniture & fixtures	22,859	24,023
Vehicles	125,010	131,376
Mining equipment	414,325	423,453
Plants/property improvements	4,133,656	3,928,356
Computers	35,696	37,018
Lab equipment	63,342	65,675
Total fixed assets	$4,967,837	$4,774,626
Less depreciation	(321,801)	(126,810)
Net fixed assets	$4,646,036	$4,647,816

Land	$556,693	$585,040
Congo right to use	$360,000	$360,000
Mining property	$3,539,768	$3,720,011
Net property and equipment	$9,102,497	$9,312,867

The Company acquired property and equipment with a historical cost value of $7,331,655 in the Sulfatos Acquisition in March 2012. See Note 3 - Sulfatos Acquisition. The following table sets forth our property and equipment at the date indicated. These assets, with the exception of land which is not depreciable, are being depreciated over their remaining useful lives. The Company recognized depreciation expense of $85,712 for the period from inception to December 31, 2012.

December 31, 2012

Buildings	$164,726
Furniture & fixtures	24,023
Vehicles	131,376
Mining equipment	423,453
Plants/property improvements	3,928,356
Computers	37,018
Lab equipment	65,675
Total fixed assets	$4,774,626
Less depreciation	(126,810)
Net fixed assets	$4,647,816

Land	$585,040
Congo right to use	$360,000
Mining property	$3,720,011
Net property and equipment	$9,312,867